Other Non-financial Liabilities - Summary of Estimated Use of Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 1,373,573,830	$ 1,317,638,103
Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	1,855,889
Not later than one year [member] | Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	937,709
Later than one year and not later than two years [member] | Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	457,843
Later than Two Years [member] | Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 460,337